As filed with the Securities and Exchange Commission on August 29, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21332

RMK High Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Jennifer R. Gonzalez, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES—INVESTMENT GRADE—20.0% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”)—0.9%
2,000,000	Diversified Asset Securitization Holdings III 1A A3L, 6.140% 7/5/36 (a)	1,540,000
1,931,858	MKP CBO I Ltd. 4A CS, 2.000% 7/12/40 (a)	1,159,115

		$2,699,115

	Collateralized Debt Obligations (“CDO”)—16.9%
680,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41	659,600
270,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41	261,900
1,995,840	Broderick CDO Ltd. 2007-3A D, 9.160% 12/6/50 (a)	1,955,924
1,982,306	Millstone III-A CDO Ltd., 4.300% 7/5/46	1,903,014
2,000,000	CDO Repack SPC Ltd. 2006-BRGA, 7.800% 12/5/51	1,880,000
1,904,039	E-Trade CDO I 2004-1A, 2.000% 1/10/40	1,632,714
1,000,000	Highland Park CDO Ltd. 2006-1A E, 7.660% 11/25/51 (a)	800,000
3,000,000	IMAC CDO Ltd. 2007-2A E, 9.856% 10/20/50 (a)	2,867,220
3,000,000	Kodiak CDO 2006-1A G, 8.856% 8/7/37 (a)	2,730,000
1,000,000	Kodiak CDO 2007-2A E, 8.617% 11/7/42 (a)	983,380
4,000,000	Lancer Funding Ltd. 2007-2A A3, 12.369% 7/15/47 (a)	3,740,000
2,978,103	Lexington Capital Funding Ltd. 2007-3A F, 8.850% 4/10/47 (a)	2,888,760
4,000,000	Libertas Preferred Funding Ltd. 2007-3A 7, 13.099% 4/9/47 (a)	3,380,000
2,000,000	Linker Finance PLC 16A E, 8.820% 5/19/45 (a)	1,925,000
1,000,000	Newbury Street CDO Ltd. 2007-1A D, 9.100% 3/4/53 (a)	937,500
1,974,867	Norma CDO Ltd. 2007-1A E, 9.760% 3/11/49 (a)	1,579,894
3,000,000	Palmer Square 2A CN, 5.860% 11/2/45 (a)	2,940,000
1,000,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52	900,000
1,956,429	Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)	1,839,689
1,000,000	Squared CDO Ltd. 2007-1A C, 10.357% 5/11/57 (a)	972,500
2,874,611	Taberna Preferred Funding Ltd. 2006-7A C1, 10.000% 2/5/37 (a)	2,828,617
4,000,000	Taberna Preferred Funding Ltd. 2006-6A, 6.100% 12/5/36 (a)	3,857,600
1,988,831	Tahoma CDO Ltd. 2006-1A D, 9.010% 6/18/47 (a)	1,829,724
1,000,000	Tahoma CDO Ltd. 2007-2A D, 9.830% 9/15/47 (a)	930,000
2,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)	1,976,600
1,500,000	Trapeza CDO I LLC 2006-10A, 6.700% 6/6/41	1,200,000

		$49,399,636

	Equipment Leases—1.1%
3,277,318	Aviation Capital Group Trust 2005-3A C1, 8.570% 12/25/35 (a)	3,326,478
	Home Equity Loans (Non-High Loan-To-Value)—1.1%
1,000,000	Asset-Backed Securities Corp. Home Equity 2005-HE1 M10, 7.981% 3/25/35	785,000
190,903	Home Equity Asset Trust 2003-4 B1, 9.320% 10/25/33	106,715
1,000,000	Fremont Home Loan Trust 2004-4 M7, 7.040% 3/25/35	967,248
1,500,000	Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 (a)	1,389,300

		$3,248,263

Total Asset-Backed Securities—Investment Grade (cost $61,139,377)		$58,673,492

ASSET-BACKED SECURITIES—BELOW INVESTMENT GRADE OR UNRATED—34.4% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”)—0.2%
1,552,867	Helios Series I Multi-Asset CBO, Ltd. IA C, 8.148% 12/13/36 (a)	590,089
	Collateralized Debt Obligations (“CDO”)—20.9%
1,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47	690,000
2,000,000	Acacia CDO, Ltd. 10A, 3.700% 9/7/46 (a)	780,000
1,000,000	Alesco Preferred Funding Ltd.13A I, 10.000% 9/23/37	945,000
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.350% 10/9/41 (a)	1,950,000
3,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)	2,917,500
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47	660,000
5,000,000	Commodore CDO I Ltd. 1A C, 8.110% 2/28/37 (a)	2,000,000
1,000,000	Copper River CLO Ltd. 2006-1A E, 9.124% 1/20/21 (a)	967,790
4,000,000	Dillon Read CDO Ltd. 2006-1A, 10.000% 12/5/46 (a)	3,560,000
3,000,000	Diversified Asset Securitization Holdings II 1A B1, 9.712% 9/15/35 (a)	1,642,500
3,000,000	Dryden Leveraged Loan CDO 2005-9A, 10.000% 9/20/19	2,520,000
1,000,000	801 Grand CDO 2006-1 LLC, 11.350% 9/20/16 (a)	990,000
3,000,000	Equinox Funding 1A D, 12.259% 11/15/12 (a)	1,680,000
3,000,000	Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.000% 12/20/18 (a)	2,997,600
1,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 10.000% 7/13/47 (a)	762,500
2,847,768	Hewett's Island CDO Ltd. 2004-1A, 12.390% 12/15/16	2,748,096
4,000,000	Aladdin CDO I Ltd. 2006-3A, 10.360% 10/31/13 (a)	1,900,000
12,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.360% 4/30/14 (a)	5,640,000
1,000,000	IXIS ABS 1 Ltd., 10.000% 12/12/46	730,000
2,000,000	Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)	2,000,000
997,622	Knollwood CDO Ltd. 2006-2A E, 11.355% 7/13/46 (a)	808,074
2,000,000	Knollwood CDO Ltd. 2006-2A SN, 15.000% 7/13/46	1,760,000
4,000,000	Kodiak CDO 2006-1A, 3.712% 8/7/37 (a)	3,280,000
2,000,000	MAC Capital Ltd. 2007-1A B2L, 9.620% 7/26/23	2,000,000
2,000,000	Mac Capital Ltd. 2007-1A Preference Share Component, 10.000% 7/26/23 (a)	1,950,000
2,000,000	Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21	1,860,000
3,000,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)	2,895,000
1,846,443	Peritus I CDO Ltd. 2005-1A C, 9.000% 5/24/15 (a)	1,844,837
1,000,000	Rockwall CDO 2007-1A B2L, 9.617% 8/1/24	1,000,000
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41	1,941,600
2,000,000	Trapeza CDO I LLC 2006-11A, 10.000% 10/10/41	1,941,600
2,000,000	Tropic CDO I Corp. 2006-5A C1, 10.000% 7/15/36	1,894,000

		$61,256,097

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Collateralized Loan Obligations (“CLO”)—4.0%
1,000,000	Flagship CLO 2005-4I, 15.000% 6/1/17	903,050
1,500,000	Four Corners CLO 2006-2I S1, Zero Coupon Bond 1/26/20	1,363,125
1,000,000	Ocean Trails CLO 2006-1A, 10.000% 10/12/20	962,110
2,000,000	Rosedale CLO Ltd. I-A II, 5.146% 7/24/21	1,940,000
2,000,000	Telos CLO Ltd. 2006-1A, 10.000% 10/11/21 (a)	1,945,000
1,000,000	Telos CLO Ltd. 2007-2A E, 10.360% 4/15/22	975,000
2,000,000	Telos CLO Ltd. 2007-2A, 10.000% 4/15/22	1,900,000
2,000,000	Veritas CLO Ltd. 2006-2A, 15.000% 7/11/21 (a)	1,840,000

		$11,828,285

	Equipment Leases—5.3%
6,750,400	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23	506,280
7,123,632	Aerco Limited 2A B2, 6.370% 7/15/25 (a)	1,567,199
6,930,122	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 (a)	519,759
6,000,000	Aircraft Finance Trust 1999-1A A1, 5.800% 5/15/24 (a)	4,425,000
4,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.870% 3/15/19	2,767,500
686,702	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31	412,020
963,689	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09	597,487
3,641,577	DVI Receivables Corp. 2002-1 A3A, 5.710% 6/11/10	1,711,541
1,931,655	Guggenheim Equipment Trust 2007-1A, 11.193% 7/15/31 (a)	1,419,766
790,118	Lease Investment Flight Trust 1 B1, 6.440% 7/15/31	39,506
2,370,355	Lease Investment Flight Trust 1 B2, 7.124% 7/15/31	118,518
3,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/26/29 (a)	1,286,250
3,517,584	Pegasus Aviation Lease Securitization 2001-1A B1, Zero Coupon Bond 5/10/31 (a)	21,985
1,758,790	Pegasus Aviation Lease Securitization 2001-1A B2, Zero Coupon Bond 5/10/31 (a)	1,759

		$15,394,570

	Franchise Loans—0.2%
1,000,000	Falcon Franchise Loan LLC 2001-1 F, 6.500% 1/5/23	498,710
	Home Equity Loans (Non-High Loan-To-Value)—3.8%
1,500,000	ACE Securities Corp. 2005-HE2 B1, 8.570% 4/25/35 (a)	975,000
2,000,000	ACE Securities Corp. 2005-SL1 B1, 6.000% 6/25/35 (a)	700,000
2,000,000	ACE Securities Corp. 2005-HE6 B1, 8.320% 10/25/35 (a)	960,000
536,290	Ameriquest Mortgage Securities Inc. 2003-8 MV6, 8.194% 10/25/33	95,463
492,609	Amresco Residential Securities Mortgage Loan Trust 1999-1 B, 9.320% 11/25/29	316,197
2,000,000	Asset-Backed Securities Corp. Home Equity 2006-HE4 M9, 7.820% 5/25/36 (a)	1,300,000
1,000,000	Equifirst Mortgage Loan Trust 2005-1 B3, 7.815% 4/25/35 (a)	770,000
3,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)	1,650,000
2,000,000	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.820% 6/25/35 (a)	1,260,000
2,000,000	Soundview Home Equity Loan Trust 2005-A B1, 8.320% 4/25/35 (a)	1,140,000
	Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips	130,516
935,176	Terwin Mortgage Trust 2005-7SL, 3.779% 7/25/35 (a)	70,138
2,127,741	Terwin Mortgage Trust 2005-11SL B7, 5.454% 11/25/36 (a)	531,935
4,000,000	Terwin Mortgage Trust 2006-R3, 6.290% 6/26/37(a)	800,000
3,000,000	Terwin Mortgage Trust 2005-R1, 5.000% 12/28/36 (a)	390,000

		$11,089,249

Total Asset-Backed Securities—Below Investment Grade or Unrated (cost $128,395,823)		$100,657,000

CORPORATE BONDS—INVESTMENT GRADE—6.2% OF NET ASSETS
	Finance—0.3%
1,000,000	ABN Amro Bank NV/London, 9.860% 11/17/09 (a)	995,000
	Special Purpose Entities—5.9%
2,000,000	Canal Pointe II LLC, 8.838% 6/25/14 (a)	1,990,000
3,000,000	Duane Park I Ltd., 7.840% 6/27/16 (a)	3,011,700
2,000,000	FIPT 07-C JPM Class B, 8.125% 5/15/77 (a)	2,040,760
2,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.775% 7/30/31 (a)	1,780,000
1,500,000	Parcs-R 2007-8, 5.321% 1/25/46 (a)	1,500,000
3,000,000	Pyxis Master Trust 2006-7, 10.320% 10/1/37 (a)	3,000,000
4,000,000	Steers Delaware Business Trust 2007-A, 7.610% 6/20/18 (a)	4,000,000

		$17,322,460

Total Corporate Bonds—Investment Grade (cost $18,330,645)		$18,317,460

CORPORATE BONDS—BELOW INVESTMENT GRADE OR UNRATED—35.8% OF NET ASSETS
	Agriculture—0.5%
1,525,000	Eurofresh Inc., 11.500% 1/15/13 (a)	1,517,375
	Apparel—1.3%
3,658,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	3,694,580
	Automotive—3.9%
2,375,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	2,214,688
1,125,000	Dana Corp., 3/15/10 in default (c)	1,130,625
1,750,000	Dana Corp., 1/15/15 in default (c)	1,680,000
1,975,000	Dura Operating Corp., 4/15/12 in default (c)	1,283,750
175,000	Ford Motor Company, 9.980% 2/15/47	160,562
1,950,000	Ford Motor Company, 7.450% 7/16/31	1,557,562
3,225,000	Metaldyne Corp., 11.000% 6/15/12	3,289,500

		$11,316,687

	Basic Materials—3.2%
3,225,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	3,273,375
2,500,000	Key Plastics LLC, 11.750% 3/15/13 (a)	2,481,250
1,075,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	925,844
2,700,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	2,727,000

		$9,407,469

	Building & Construction—0.6%
1,050,000	Ply Gem Industries Inc., 9.000% 2/15/12	943,687
925,000	Technical Olympic USA, Inc., 10.375% 7/1/12	727,744

		$1,671,431

	Communications—1.3%
3,850,000	CCH I Holdings LLC, 11.750% 5/15/14	3,782,625
	Consulting Services—1.0%
3,000,000	MSX International Inc., 12.500% 4/1/12 (a)	3,045,000

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Consumer Goods—0.3%
1,075,000	Spectrum Brands Inc., Zero Coupon Bond 10/2/13	999,750
	Entertainment—1.1%
2,150,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)	1,838,250
1,375,000	Six Flags Inc., 9.625% 6/1/14	1,275,312

		$3,113,562

	Finance—1.0%
2,050,000	Advanta Capital Trust I, 8.990% 12/17/26	2,029,500
1,000,000	Asure Float, 11.110% 12/31/35	978,750

		$3,008,250

	Food—0.4%
1,275,000	Merisant Co., 9.500% 7/15/13	1,122,000
	Garden Products—0.3%
915,000	Ames True Temper, 10.000% 7/15/12	864,675
	Health Care—0.4%
4,000,000	Insight Health Services Corp., 11/1/11 in default (c)	1,200,000
	Human Resources—0.3%
760,000	Comforce Operating Inc., 12.000% 12/1/10	780,900
	Industrials—1.9%
2,550,000	Advanced Lighting Technologies, 11.000% 3/31/09	2,550,000
1,415,000	Home Products Inc., Zero Coupon Bond 3/20/17	289,580
1,250,000	Masonite Corporation, 11.000% 4/6/15	1,156,250
875,000	Port Townsend Paper Corp., 4/15/11 in default (a) (c)	385,000
1,350,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,350,000

		$5,730,830

	Manufacturing—3.2%
3,520,000	BGF Industries Inc., 10.250% 1/15/09	3,379,200
3,575,000	MAAX Corp., 9.750% 6/15/12	2,341,625
2,725,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	2,520,625
1,150,000	Propex Fabrics Inc., 10.000% 12/1/12	1,029,250

		$9,270,700

	Metals & Mining—0.1%
375,000	Altos Hornos de Mexico SA de CV, 4/30/07 in default (c) *	284,062
	Oil & Natural Gas—0.4%
1,200,000	Seametric International, 11.625% 5/25/12 (a)	1,179,000
	Real Estate Service—1.0%
3,050,000	Realogy Corp., 12.375% 4/15/15 (a)	2,783,125
	Retail—1.8%
1,066,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,097,980
2,425,000	Uno Restaurant Corp., 10.000% 2/15/11 (a)	2,109,750
2,700,000	VICORP Restaurants, Inc., 10.500% 4/15/11	2,227,500

		$5,435,230

	Special Purpose Entities—7.8%
1,875,444	Antares Funding LP, 13.413% 12/14/11 (a)	2,025,480
1,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 (a)	523,260
552,000	Interactive Health LLC, 7.250% 4/1/11 (a)	473,340
65,550	PCA Finance Corp., 14.000% 6/1/09 (a)	66,533
3,250,000	PNA Intermediate Holding Corp., 12.360% 2/15/13 (a)	3,282,500
1,000,000	Preferred Term Securities XIX, Ltd., 10.000% 12/22/35 (a)	830,000
1,000,000	Preferred Term Securities XXI, Ltd., 10.000% 3/22/38 (a)	880,000
2,400,000	Preferred Term Securities XXII, Ltd.,15.000% 9/22/36 (a)	2,232,000
1,000,000	Preferred Term Securities XXV, Ltd., 10.000% 6/22/37 (a)	976,960
1,000,000	Preferred Term Securities XVIII, Ltd., 10.000% 9/23/35 (a)	827,470
3,200,000	Preferred Term Securities XXIII, Ltd., 15.000% 12/22/36 (a)	3,032,000
1,000,000	Preferred Term Securities XXIV, Ltd., 10.000% 3/22/37 (a)	989,870
1,000,000	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 (a)	957,500
1,000,000	Pyxis Master Trust, 10.320% 10/1/2037 (a)	1,000,000
1,316,750	TPref Funding I Ltd., 11.000% 1/15/33	994,146
1,500,000	Eirles Two Ltd. 262, 10.855% 8/3/21	1,492,500
2,300,000	Eirles Two Ltd. 263, 13.355% 8/3/21	2,282,750

		$22,866,309

	Telecommunications—1.8%
2,925,000	Primus Telecommunications GP, 8.000% 1/15/14	2,120,625
1,900,000	Securus Technologies Inc., 11.000% 9/1/11	1,902,375
1,250,000	Securus Technologies Inc., 11.000% 9/1/11 (a)	1,220,625

		$5,243,625

	Tobacco—0.7%
300,000	North Atlantic Trading Co., 9.250% 3/1/12	252,000

1,837,500	North Atlantic Trading Co., 10.000% 3/1/12 (a)	1,837,500

		$2,089,500

	Transportation—1.5%
1,675,000	Atlantic Express Transportation, 12.609% 4/15/12 (a)	1,700,125
3,005,000	Sea Containers Ltd., 10/15/06 in default (c) *	2,794,650

		$4,494,775

Total Corporate Bonds—Below Investment Grade or Unrated (cost $106,939,013)		$104,901,460

MORTGAGE-BACKED SECURITIES—INVESTMENT GRADE—6.1% OF NET ASSETS
	Collateralized Mortgage Obligations—6.1%
1,000,000	Countrywide Asset-Backed Certificates 2007-SD1 M5, 5.000% 3/25/47 (a)	740,000
3,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 2.237% 9/27/35 (a)	2,940,000
	Harborview Mortgage Loan Trust 2003-2 1X, 1.283% 10/19/33 interest-only strips	277,561
	Harborview Mortgage Loan Trust 2004-8 X, 1.617% 11/19/34 interest-only strips	725,667
	Indymac Index Mortgage Loan Trust 2005-AR10 AX, 1.828% 6/25/35 interest-only strips	2,773,675
	Mellon Residential Funding Corp. 2002-TBC2 X, 0.842% 8/15/32 interest-only strips	484,364
2,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 7.820% 6/25/35	1,500,000
2,000,000	Park Place Securities Inc. 2005-WCW2 M10, 7.820% 7/25/35	1,600,000
	Residential Accredit Loans Inc. 2005-QO4 XIO, 1.764% 12/25/45 interest-only strips	1,406,089
1,305,646	Structured Asset Trust 2003-S A, 7.500% 12/28/33 (a)	489,617
116,580	Structured Asset Investment Loan Trust 2004-5A B, 6.750% 6/27/34 (a)	106,088

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
1,795,630	Structured Asset Investment Loan Trust 2004-7A B, 6.750% 8/27/34 (a)	1,634,023
1,720,000	Structured Asset Investment Loan Trust 2004-8 B2, 5.000% 9/25/34	1,575,553
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 CX3, 1.000% 10/25/46 interest-only strips	499,889
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 3X2, 0.500% 10/25/46 interest-only strips	316,209
	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips	978,000

Total Mortgage-Backed Securities—Investment Grade (cost $24,100,830)		$18,046,735

MORTGAGE-BACKED SECURITIES—BELOW INVESTMENT GRADE OR UNRATED—11.5% OF NET ASSETS
	Collateralized Mortgage Obligations—11.5%
5,367,817	Countrywide Alternative Loan Trust 2006-6CB B5, 5.575% 5/25/36	994,227
1,000,000	Countrywide Alternative Loan Trust 2006-0A11 N3, 12.500% 9/25/46 (a)	1,023,690
997,846	Countrywide Alternative Loan Trust 2006-OA21 B3, 7.070% 3/20/47 (a)	229,385
1,315,028	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH2 B2, 8.820% 6/25/34 (a)	683,814
2,500,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH3 B1, 8.820% 10/25/34 (a)	1,900,000
2,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B1, 8.570% 1/25/35 (a)	1,263,140
2,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.320% 9/25/35 (a)	1,120,000
6,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)	3,450,000
3,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)	1,935,000
5,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36	930,500
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)	841,880
2,960,544	Harborview Mortgage Loan Trust 2006-4 B11, 7.070% 5/19/47 (a)	1,820,735
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)	827,500
	Harborview Mortgage 2006-14 ES, 0.348% interest-only strips	1,010,511
1,000,000	Indymac Index Corp. 2006-AR6 N3, 8.833% 6/25/46 (a)	943,500
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)	2,800,000
3,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.368% 8/25/35 (a)	1,978,620
1,035,429	Meritage Mortgage Loan Trust 2004-2 B1, 8.570% 1/25/35 (a)	465,943
2,000,000	Park Place Securities Inc. 2005-WHQ1 M10, 7.820% 3/25/35 (a)	1,510,000
2,000,000	Park Place Securities Inc. 2005-WCW3, 7.820% 8/25/35 (a)	1,440,000
1,000,000	Park Place Securities Inc. 2005-WHQ4, 7.820% 9/25/35 (a)	715,000
1,021,575	Park Place Securities Inc. 2005-WCW1 B, 5.000% 9/25/35 (a)	942,403
1,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)	985,000
1,000,000	Soundview Home Equity Loan Trust 2005-1 B3, 8.570% 4/25/35 (a)	650,000
2,167,000	Structured Asset Investment Loan Trust 2003-BC1 B2, 9.000% 5/25/32	386,584
987,376	Structured Asset Securities Corp. 2004-S4 B3, 5.000% 12/25/34 (a)	92,488
1,967,776	Structured Asset Securities Corp. 2004-S2 B, 6.000% 6/25/34 (a)	1,517,726
2,000,000	Structured Asset Securities Corp. 2005-AR1 B2, 7.320% 9/25/35 (a)	1,160,000

Total Mortgage-Backed Securities—Below Investment Grade or Unrated (cost $41,300,340)		$33,617,646

MUNICIPAL SECURITIES—0.1% OF NET ASSETS
13,185	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.000% 6/1/08	12,342
24,836	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	21,597
35,126	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	28,337

Total Municipal Securities (cost $65,903)		$62,276

COMMON STOCKS—14.7% OF NET ASSETS
	Basic Materials—0.7%
4,800	Cytec Industries Inc.	306,096.00
2,700	Mittal Steel Company N.V. (d)	168,480.00
11,800	RTI International Metals, Inc. (c)	889,366.00
1,700	Tenaris S.A.	83,232.00
12,100	Zoltek Companies, Inc. (c) (d)	502,512.00

		$1,949,686

	Commercial Services—0.2%
55,100	NNN Realty Advisors	608,855
	Communications—0.3%
13,600	Citizens Communications Company	207,672
6,200	FairPoint Communications, Inc.	110,050
43,100	Windstream Corporation	636,156

		$953,878

	Consumer Products—1.6%
18,900	B&G Foods, Inc.	249,480
12,100	Best Buy Co., Inc.	564,707
17,700	Brookdale Senior Living, Inc.	806,589
38,175	Delphi Corporation (c)	90,524
33,500	Eddie Bauer Holdings, Inc. (c)	430,475
14,000	Famous Dave’s of America, Inc. (c)	311,500
91,500	Hawaiian Holdings, Inc. (c)	333,975
11,583	Home Products (c)	46,332
41,800	LJ International Inc. (c)	453,952
8,900	Macquarie Infrastructure Company Trust	369,172
4,600	Regal Entertainment Group	100,878
100	Sanderson Farms, Inc. (d)	4,502
27,854	Star Gas Partners, L.P. (c)	124,229
45,100	The Wet Seal, Inc. (c)	271,051
19,700	Titan International, Inc.	622,717

		$4,780,083

	Energy—1.4%
14,600	Alpha Natural Resources, Inc. (c)	303,534
8,700	Comstock Resources, Inc. (c)	260,739
8,900	Enterprise Products Partners L.P.	283,109
114,900	Evergreen Energy Inc. (c)	692,847
9,600	Fording Canadian Coal Trust	315,072
7,000	Helix Energy Solutions Group, Inc. (c)	279,370
3,350	Kinder Morgan Energy Partners, L.P.	184,887
7,600	Legacy Reserves LP	204,820
1,900	Magellan Midstream Partners, L.P.	88,502
3,200	NuStar Energy L.P.	219,200

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
500	Oceaneering International, Inc. (c)	26,320
13,900	PetroQuest Energy, Inc. (c)	202,106
90,700	Pinnacle Gas Resources, Inc. (c)	706,553
10,000	Williams Partners L.P.	482,800

		$4,249,859

	Financial—6.5%
9,800	American Capital Strategies, Ltd.	416,696
30,000	American Financial Realty Trust	309,600
31,300	BRT Realty Trust	814,113
19,200	Capital Lease Funding, Inc.	206,400
57,000	CastlePoint Holdings, Ltd.	837,330
89,000	Compass Diversified Trust	1,586,870
29,200	Cypress Sharpridge	306,600
54,500	FBR Capital Markets Corporation (c)	921,050
27,800	Fortress Investment Group LLC	662,196
262,000	FSI Realty REG D (a)(c)	2,620,000
26,200	FSI Realty Trust (c)	262,000
45,000	Hercules Technology Growth Capital, Inc.	607,950
25,800	JER Investors Trust Inc.	387,000
23,700	KKR Financial Corp.	590,367
134,400	Luminent Mortgage Capital, Inc.	1,356,096
32,000	Maiden Holdings (c)	320,000
20,900	Medical Properties Trust, Inc.	276,507
220,300	Meruelo Maddux Properties, Inc. (c)	1,797,648
38,235	Mid Country (a)(c)	649,995
17,800	NGP Capital Resources Company	297,616
38,500	PennantPark Investment Corp.	540,540
38,800	RAIT Financial Trust	1,009,576
53,800	Resource Capital Corp.	752,124
63,400	Star Asia Fin Ltd. (c)	697,400
48,833	Technology Investment Capital Corp.	771,073

		$18,996,747

	Industrial—1.3%
70,000	Aries Maritime Transport Limited	681,100
91,386	Intermet Corporation (c)	731,088
5,000	McDermott International, Inc. (c)	415,600
38,100	Orion Marine Group (c)	514,350
26,625	Owens Corning (c)	895,399
31,900	Quintana Maritime Limited	504,658
6,290	Ship Finance International Limited	186,687

		$3,928,882

	Insurance—0.1%
333	Providence Washington Insurance Companies (c)	67
	Technology—2.6%
201,900	Banctec Inc. (a)(c)	1,615,200
28,900	Cascade Microtech, Inc. (c)	346,511
116,200	Cirrus Logic, Inc. (c)	964,460
26,000	Infocrossing, Inc. (c)	480,220
129,600	InPhonic, Inc. (c)	606,515
24,700	Micron Technology, Inc. (c)	309,491
128,900	Ness Technologies, Inc. (c)	1,676,989
47,000	Optimal Group Inc. (c)	354,850
14,700	Parametric Technology Corporation (c)	317,667
49,700	Spansion Inc. (c)	551,670
39,415	Taiwan Semiconductor Manufacturing Company Ltd.	438,689

		$7,662,262

Total Common Stocks (cost $44,042,495)		$43,130,319

PREFERRED STOCKS—6.7% OF NET ASSETS
30,000	Baker Street Funding (a)	2,760,000
10,000	Baker Street Funding 2006-1 (a)	935,000
2,000	Centurion VII (a)(c)	1,515,000
1,000	Credit Genesis CLO 2005 (a)	985,000
1,000	Global Leveraged (a)(c)	920,000
7	Harborview 2006-8 (c)	1
1,000	Harborview 2006-8 (c)	925,000
78,400	Harborview 2006-8 (c)	1,313,200
67,000	Harborview 2006-8 (c)	1,820,859
1,000	Marquette Park CLO (a)	940,000
2,325	Motient Corporation	2,046,000
20,000	Mountain View Funding (a)	1,840,000
113,600	Muni Funding Co (c)	1,136,000
1,000	Rockwall CDO (a)(c)	985,000
2,000	WEBS CDO 2006-1 PS (a)	1,550,000

Total Preferred Stocks (cost $19,743,259)		$19,671,060

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
EURODOLLAR TIME DEPOSITS—2.1% OF NET ASSETS

	State Street Bank & Trust Company Eurodollar time deposits dated June 29, 2007, 4.050% maturing at $6,216,398 on July 2, 2007.	$6,215,000

Total Investments—137.6% of Net Assets (cost $450,272,685)		$403,292,448

Other Assets and Liabilities, net—(37.6%) of Net Assets		(110,220,205)

Net Assets		293,072,243

	Call Options Written June 30, 2007
Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
27	Mittal Steel Company N.V./July 2007/65	2,430
1	Sanderson Farms, Inc./July 2007/45	130
13	Zoltek Companies, Inc./July 2007/45	845

Total Call Options Written (Premiums Received $8,452)		$3,405

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund's investment adviser.
(b)	See Note 2 of accompanying Notes to the Financial Statements regarding investment valuations.
(c)	Non-income producing securities.
(d)	A portion or all of the security is pledged as collateral for call options written.
*	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

All of the Fund's investment securities, other than equity securities, are pledged as collateral under the line of credit.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the Financial Statements.

Note to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price.

Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities and unlisted securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc., the Adviser, does not represent market value.

Investments in open-end registered investment companies, if any, are valued at net asset value as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of each Fund’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Certain debt securities held by the Funds are valued on the basis of prices provided by primary market dealers. The prices provided by primary market dealers may differ from the value that would be realized if the securities were sold.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	RMK High Income Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	August 29, 2007

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	August 29, 2007